SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14. SUBSEQUENT EVENTS

During the second quarter of 2014 the Company issued to Seahorse Enterprises, LLC notes in the amount of $785,000 that bear interest at the annual rate of 12%. The notes matures nine months from the funding of the notes.

During the second quarter of 2014 the Company issued to an officer and entity controlled by the officer notes in the amount of $200,000 that bear interest at the annual rate of 12%. The notes matures nine months from the funding of the notes.

During the second quarter of 2014 the Company issued to an accredited investor notes in the amount of $100,000 that bear interest at the annual rate of 15%. The notes matures eighteen months from the funding of the notes. The investor also will receive 125,000 shares of common stock.

During the second quarter of 2014 the Company issued to an accredited investor notes in the amount of $110,000. The notes matures December 1, 2014.

During the third quarter of 2013 the Company received $1,000,000 net proceeds and issued a 12% secured subordinated convertible promissory note to the Investor in the principal amount of $1,500,000 (the “Note”) and a Common Stock Purchase Warrant (the “Warrant”) to purchase 2,500,000 shares of the Company’s Common Stock (the “Common Stock”). Principal and interest (at the rate of 12% per annum) is due and payable under the Note on July 14, 2015. If the Company files a registration statement with the Securities and Exchange Commission (the “SEC”) covering the resale of the shares of Common Stock issuable upon conversion of the Note and exercise of the Warrant on or before 45 days after July 14, 2014, the principal amount of the Note shall be reduced by $200,000, and if the registration statement is declared effective by the SEC within 120 days of July 14, 2014, the principal amount of the Notes shall be further reduced by $300,000. Principal and accrued but unpaid interest is convertible into shares of the Company’s Common Stock at a price (the “Conversion Price”) equal the lesser (i) $0.35 per share, or (ii) 62% of the lowest trading price of the Common Stock as quoted by Bloomberg L.P. for the ten trading days immediately preceding the date of conversion (subject to adjustments as provided in the Note). However, in no event shall the Conversion Price be less than $0.031 per share.

16. SUBSEQUENT EVENTS

The Company received $3,357,144 on January 23, 2014 from the sale of the New Jersey Technology Business Tax Transfer Program. The Company paid a fee of $302,143 upon the successful receipt of the sale proceeds. The net amount the Company received was $3,055,001.

In January 2014 the Company approved issuance of 10,000 shares of Series G preferred associated with the one year extension of a $2,000,000 loan.

In January 2014 the Company paid off $528,000 of principal for notes that were outstanding as of December 31, 2013.

In February 2014 the Company increased the preferred stock, convertible Series G authorized shares to 400,000.

In March 2014 the Company approved issuance of 4,750,000 shares of common stock to certain officers and employees.

In March 2014 the Company approved issuance of 500,000 shares of common stock for director fees.